Property, Plant, and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment, Net
5. Property, Plant and Equipment, Net
Property, plant and equipment, net consist of the following (in millions):

		Successor	Predecessor
	Depreciable Lives	December 31, 2021	June 30, 2021	June 30, 2020
Land, buildings, and leasehold improvements	3- 39 years	$45.0	$44.4	$43.9
Machinery and equipment	5 - 15 years	26.7	49.6	38.9
Badges	3-5 years	27.9	38.9	29.4
Furniture, fixtures, computer equipment and other	3-10 years	16.7	33.6	27.6
Construction in progress	—	12.2	13.6	7.3

		128.5	180.1	147.1
Less: accumulated depreciation and amortization		(4.5)	(91.3)	(71.9)

		$124.0	$88.8	$75.2

Total depreciation expense included in costs of revenues and operating expenses was as follows (in millions):

	Successor	Predecessor
	December 31, 2021	October 19, 2021	June 30, 2021	June 30, 2020	June 30, 2019
Depreciation expense in:
Cost of revenues	$3.5	$3.9	$14.0	$12.7	$11.1
Operating expenses	1.7	2.1	6.8	5.2	5.4
Construction in progress includes capitalized internal use software costs totaling $1.7 million, $3.5 million, and $1.2 million as of December 31, 2021, June 30, 2021, and June 30, 2020 respectively.